Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0001002910
Registrant Name	AMEREN CORP
Registration File Number	333-297949
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES